Summary of comparison by class of carrying amount and fair value of the group's financial instruments (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	₨ 32,391	₨ 1,218,266
Financial liabilities, at fair value	32,391	1,218,266
Financial liabilities at fair value through profit or loss, category [member] | Ifrs Warrant [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	32,391	418,266
Financial liabilities, at fair value	32,391	418,266
Financial liabilities at fair value through profit or loss, category [member] | Liability For Acquisition of Business [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities		800,000
Financial liabilities, at fair value		800,000
Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,650,081	4,182,652
Financial liabilities, at fair value	2,650,081	4,182,652
Financial liabilities at amortised cost, category [member] | Trade and Other Payables [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,250,363	2,887,144
Financial liabilities, at fair value	2,250,363	2,887,144
Financial liabilities at amortised cost, category [member] | Borrowings Short Term and Long Term [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	131,055	985,457
Financial liabilities, at fair value	131,055	985,457
Financial liabilities at amortised cost, category [member] | Ifrs Other Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	268,663	310,051
Financial liabilities, at fair value	268,663	310,051
Financial assets at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,274,071	4,796,789
Financial assets, at fair value	3,274,071	4,796,789
Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	870,452	2,368,395
Financial assets, at fair value	870,452	2,368,395
Financial assets at amortised cost, category [member] | Ifrs Cash and Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,711,589	1,365,370
Financial assets, at fair value	1,711,589	1,365,370
Financial assets at amortised cost, category [member] | Term Deposits [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	552,129	755,324
Financial assets, at fair value	552,129	755,324
Financial assets at amortised cost, category [member] | Other Financial Assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	139,901	307,700
Financial assets, at fair value	₨ 139,901	₨ 307,700